Note to Schedule One - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 376,641,000	$ 346,357,000
Minimum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to consolidated net assets to file condensed financial information	25.00%
Cash dividend was declared by subsidiaries	$ 0	0	$ 0
Cash dividend was paid by subsidiaries	$ 0	$ 0	$ 0